Liquidity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Liquidity [Abstract]
Net loss	$ (1,015,579)	$ (1,373,887)	$ 614,120
Cash	933,826	$ 153,914	$ 76,019
Outstanding bank loans	$ 10,600,000
Working capital	12 months